Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of commitments and future payments
Skookumchuck's approximate future payments under contractual commitments are as follows:

	2021	2022	2023	2024	2025	2026 and thereafter	Total
Long-term service agreements(1)	1	1	1	1	1	28	33
(1) Refer to Note 36 for further details on long-term service agreements.
In addition to commitments disclosed elsewhere in the financial statements, the Corporation has incurred the following additional contractual commitments, either directly or through its interests in joint operations. Approximate future payments under these agreements are as follows:

	2021	2022	2023	2024	2025	2026 and thereafter	Total
Natural gas, transportation and other contracts	141	149	137	134	134	1,353	2,048
Transmission	8	8	8	5	5	1	35
Coal supply and mining agreements	81	105	101	67	56	—	410
Long-term service agreements	31	37	22	18	10	55	173
Operating leases	4	2	2	1	1	26	36
Growth	509	411	93	—	—	—	1,013
TransAlta Energy Transition Bill	6	6	6	—	—	—	18
Total	780	718	369	225	206	1,435	3,733